Summary of Significant Accounting Policies - Summary of Changes in Reserve for Future Abandonment Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligations Noncurrent [Abstract]
Reserve for Future Abandonment Costs at beginning of the year	$ 14,900	$ 14,534
New wells placed on production	310	1,480
Changes in estimates and timing	4,927	(1,796)
Liabilities settled and assets disposed of	(717)	(153)
Accretion expense	673	835
Reserve for Future Abandonment Costs at end of the year	$ 20,093	$ 14,900